REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of Type of customers

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Third-party sales	13,618,185	13,961,495	21,250,363
Related-party sales	11,174,044	15,093,811	16,559,102
Total	24,792,229	29,055,306	37,809,465

Schedule of revenues geographic areas

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
China	23,402,957	25,079,876	25,189,442
Taiwan, China	1,127,529	2,086,833	7,625,820
Singapore	—	—	3,179,731
America	204,821	789,946	545,583
Others	56,922	1,098,651	1,268,889
Total	24,792,229	29,055,306	37,809,465